ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

Accounts payable and other current liabilities are comprised of the following:

	September 30,	December 31,
	2024	2023
Accounts payable	$555,949	$806,004
Accrued employee costs	939,784	1,213,054
Accrued professional fees	71,025	39,165
Accrued research and development	421,534	439,024
Accrued board fees	117,750	117,750
Delaware franchise taxes payable	-	40,000
Other accrued expenses	22,449	17,330
Total accounts payable and other current liabilities	$2,128,491	$2,672,327

Accounts payable and other current liabilities are comprised of the following:

	For the year ended December 31,
	2023	2022
Accounts payable	$806,004	$1,378,316
Accrued employee costs	1,213,054	1,216,242
Accrued professional fees	39,165	172,356
Accrued research and development	439,024	311,036
Accrued board fees	117,750	116,000
Delaware franchise taxes payable	40,000	128,929
Other accrued expenses	17,330	29,968
Total accounts payable and other current liabilities	$2,672,327	$3,352,847